Loans Receivable, Net	12 Months Ended
Dec. 31, 2014
Loans Receivable, Net

9. Loans Receivable, Net

Loans receivable as of December 31, 2013 and 2014 consist of the following:

	2013	2014
Loans receivable:
-Within credit term	15,519,434	7,120,523
-Past due	—	—
Total loans receivable	15,519,434	7,120,523
Allowance for loan losses	(155,194)	(188,054)
Loans receivable, net	15,364,240	6,932,469

The loan interest rate ranging between 8.0%-15.2% for the years ended December 31, 2014. All loans are short-term loans and secured by collateral.

The following table presents the activity in the allowance for loan losses as of and for the years ended December 31, 2013 and 2014.

$
Loans receivable—December 31, 2012	—
Provisions	155,194
Recoveries	—
Charge-offs	—
Exchange rate translation	—

Loans receivable—December 31, 2013	155,194
Provisions	249,057
Recoveries	(212,423)
Charge-offs	—
Exchange rate translation	(3,774)

Loans receivable—December 31, 2014	188,054